UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-006416

Exact name of registrant as specified in charter:	DTF Tax-Free Income Inc.

Address of principal executive offices:	55 East Monroe St Suite 3600 Chicago, IL 60603

Name and address of agent for service:	Alan Meder Principal Financial Officer 55 East Monroe St. Suite 3600 Chicago, IL 60603

Registrant’s telephone number, including area code:	312-541-5555

Date of fiscal year end:	10/31/05

Date of reporting period:	7/31/05

Item 1 – Schedule of Investments –

DTF TAX FREE INCOME INC.

STATEMENT OF NET ASSETS (UNAUDITED)

As of July 31, 2005

Moody’s Rating (Unaudited)	Principal Amount (000)		Description (a)		Value
			LONG-TERM INVESTMENTS	142.9%
			Alabama	5.3%
			Jefferson Cnty. Swr. Rev. Capital Impvt.
Aaa	$3,000	(b)	5.125%, 2/1/29, Ser. A, F.G.I.C.
			Prerefunded 2/1/09 @ $101		$3,211,020
Aaa	2,100	(b)	5.00%, 2/1/33, Ser. A, F.G.I.C.
			Prerefunded 2/1/09 @ $101		2,239,083
Aaa	1,900	(b)	5.00%, 2/1/33, Ser. A, F.G.I.C.
			Prerefunded 2/1/09 @ $101		2,032,373

					7,482,476

			Alaska	0.4%
			Alaska St. Hsg. Fin. Corp., Rev.,
Aaa	500		5.00%, 12/1/11, Ser. B-2		523,155

			California	25.8%
			Burbank Elec. Rev.,
Aaa	1,380		5.375%, 6/1/18, M.B.I.A.		1,516,717
			Foothill/Eastern Corr. Agency Toll Road Rev.,
Aaa	5,640	(b)	6.00%, 1/1/34, Ser. A
			Prerefunded 1/1/07 @ $100		5,897,015
			Fresno Swr. Rev.,
Aaa	3,030		6.00%, 9/1/09, A.M.B.A.C.		3,364,179
Aaa	2,000		6.25%, 9/1/14, A.M.B.A.C		2,393,440
			Los Angeles Wastewtr. Sys. Rev.,
Aaa	2,000		5.00%, 6/1/26, Ser. A, M.B.I.A.		2,104,460
			Los Angeles Wtr. & Pwr. Rev., Ser. A,
Aaa	1,000		5.25%, 7/1/21, F.S.A.		1,074,570
Aaa	1,000		5.375%, 7/1/21, M.B.I.A.		1,081,690
			Metro Wtr. Dist. Southern California Waterwork Rev.
Aaa	1,500		5.00%, 10/1/29, M.B.I.A.		1,586,970
			Pomona Sngl. Fam. Mtge. Rev.,
Aaa	2,025	(b)	7.375%, 8/1/10
			Escrowed to maturity		2,219,947
			Riverside Cnty. Sngl. Fam. Rev., Mtge. Backed,
Aaa	2,500	(b)	7.80%, 5/1/21, Ser. A,
			Escrowed to maturity		3,480,950
			San Bernardino Cnty. Residential Mtge. Rev.,
Aaa	7,840	(b)	9.60%, 9/1/15,
			Escrowed to maturity		11,532,405
			Saratoga Unified Sch. Dist.,
Aaa	1,040		Zero Coupon, 9/1/20, Ser. A, F.G.I.C.		529,589

					36,781,932

			Connecticut	3.4%
			Connecticut St. Tax Oblig. Rev.,
Aaa	1,000		5.25%, 7/1/17, Ser. B, A.M.B.A.C.		1,132,810
			Mashantucket Western Pequot Tribe Spl. Rev.,
Baa3	3,500		5.75%, 9/1/18, Ser. B		3,657,080

					4,789,890

Moody’s Rating (Unaudited)	Principal Amount (000)		Description (a)		Value
			District of Columbia	1.1%
			District of Columbia Wtr. & Swr. Rev.,
Aaa	$1,500		5.00%, 10/1/33, F.G.I.C.		$1,561,125

			Florida	10.6%
			Dade Cnty. Wtr. & Swr. Sys. Rev.,
Aaa	3,000		5.25%, 10/1/26, F.G.I.C.		3,141,060
			Escambia Cnty. Hlth Fac. Rev.,
A3	1,170		5.125%, 10/1/19		1,199,484
			Florida Mun. Ln. Council Rev. North Miami Beach Wtr. Proj.,
Aaa	2,210		5.375%, 8/1/20, Ser. B, M.B.I.A.		2,441,895
			Miami-Dade Cnty. FL Storm Wtr. Util Rev.,
Aaa	2,000		5.00%, 4/1/27, M.B.I.A.		2,124,360
			Sarasota Cnty. Util. Sys. Rev.,
Aaa	1,000		5.25%, 10/1/16, Ser C, F.G.I.C.		1,096,150
			St. Petersburg Public Util. Rev.,
Aaa	5,000		5.00%, 10/1/28, Ser. A, F.S.A.		5,165,150

					15,168,099

			Georgia	16.2%
			Atlanta Wtr. & Wastewtr. Rev., Ser. A,
Aaa	2,385		5.00%, 11/1/29, F.G.I.C.		2,466,710
Aaa	2,615	(b)	5.00%, 11/1/29, F.G.I.C.
			Prerefunded 5/1/09 @ $101		2,809,478
Aaa	715		5.00%, 11/1/38, F.G.I.C.		736,729
Aaa	785	(b)	5.00%, 11/1/38, F.G.I.C.
			Prerefunded 5/1/09 @ $101		843,380
			De Kalb Cnty. Wtr. & Swr. Rev.,
Aa2	4,000		5.00%, 10/1/24		4,196,920
			Fulton Cnty. Sch. Dist., Gen. Oblig.
Aa2	2,000		5.375%, 1/1/16		2,265,260
			Georgia Mun. Elec. Auth. Pwr. Rev., Ser. Y,
Aaa	145	(b)	6.40%, 1/1/13, A.M.B.A.C.
			Escrowed to Maturity		167,562
Aaa	2,440		6.40%, 1/1/13, A.M.B.A.C.		2,816,297
Aaa	30	(b)	6.40%, 1/1/13, A.M.B.A.C.
			Prerefunded 1/1/11 @ $100		34,454
			Georgia Mun. Elec. Auth. Rev.,
Aaa	5,500		6.50%, 1/1/20, Ser. X, A.M.B.A.C.		6,668,805

					23,005,595

			Hawaii	1.4%
			Hawaii Dept. Budget & Fin.,
Aaa	2,000		4.80%, 1/1/25, Ser. A, F.G.I.C.		2,014,700

			Idaho	1.1%
			Idaho Hsg. Agcy., Sngl. Fam. Mtge. Sr., Ser. B,
Aa1	1,075		6.65%, 7/1/14		1,086,760
Aaa	533		6.60%, 7/1/27, F.H.A.		544,278

					1,631,038

			Illinois	4.7%
			Chicago Gen. Oblig.,
Aaa	4,000		6.25%, 1/1/11, A.M.B.A.C.		4,469,800
			Chicago Park Dist., Gen. Oblig.,
Aaa	1,000		5.00%, 1/1/27, Ser. A, A.M.B.A.C.		1,051,380
			Lake Cnty., Wtr. & Swr. Sys. Rev.,
Aaa	1,000		5.50%, 12/1/10, Ser. A, A.M.B.A.C.		1,102,460

					6,623,640

Moody’s Rating (Unaudited)	Principal Amount (000)		Description (a)		Value
			Indiana	5.6%
			Indiana Mun. Pwr. Agcy., Pwr. Supply Sys. Rev.,
Aaa	$5,000		6.00%, 1/1/13, Ser. B, M.B.I.A.		$5,733,300
			Indianapolis Local Pub. Impvt. Bond Bank Waterworks Proj.,
Aaa	2,100		5.25%, 7/1/33, Ser. A, M.B.I.A.		2,247,798

					7,981,098

			Kentucky	1.5%
			Louisville & Jefferson Cnty. Met. Swr. Dist., Swr. & Drain Sys. Rev.,
Aaa	2,000		5.00%, 5/15/30, Ser. A, F.G.I.C.		2,087,180

			Louisiana	0.9%
			St. Charles Parish, Solid Waste & Disp. Rev.,
			(Louisiana Pwr. & Lt. Co.),
Aaa	1,250		7.00%, 12/1/22, Ser. A, F.S.A.		1,254,262

			Massachusetts	5.0%
			Boston Wtr. & Swr. Comm. Rev.,
Aaa	2,000		5.00%, 11/1/28, Ser. D, F.G.I.C.		2,098,180
			Massachusetts St. Tpk. Auth., Metro. Highway Sys. Rev.,
Aaa	2,355		5.125%, 1/1/23, Ser. B, M.B.I.A.		2,460,810
Aaa	2,500		4.75%, 1/1/34, Ser. A, A.M.B.A.C.		2,519,750

					7,078,740

			Michigan	3.0%
			Detroit Wtr. Supply Sys. Rev., Sr. Lien, Ser. A,
Aaa	2,000		5.50%, 7/1/24, F.G.I.C.		2,192,060
Aaa	2,000		5.00%, 7/1/30, F.G.I.C.		2,072,440

					4,264,500

			Mississipi	1.2%
			Mississipi Gulf Coast Reg. Wastewtr. Auth. Rev., Wastewtr. Treatment Facs.,
AAA*	1,500	(b)	7.00%, 7/1/12
			Escrowed to maturity		1,751,385

			Nebraska	4.8%
			Lincoln San. Swr. Rev.,
Aaa	1,000		5.00%, 6/15/16, M.B.I.A.		1,082,870
			Omaha Pub. Pwr. Dist., Elec. Rev., Ser. B,
Aa2	2,500	(b)	6.15%, 2/1/12
			Escrowed to maturity		2,820,450
Aa2	2,500	(b)	6.20%, 2/1/17
			Escrowed to maturity		2,958,700

					6,862,020

Moody’s Rating (Unaudited)	Principal Amount (000)	Description (a)		Value
		Nevada	3.2%
		Las Vegas Valley Wtr. Dist., Gen. Oblig.,
Aaa	$1,400	5.00%, 6/1/25, Ser. B, M.B.I.A.		$1,474,144
Aaa	3,000	5.00%, 6/1/32, Ser. A, F.G.I.C.		3,119,310

				4,593,454

		New Jersey	1.6%
		New Jersey St. Gen. Oblig.,
Aa3	2,000	5.25%, 7/1/17, Ser. H		2,243,240

		New York	7.6%
		Long Island Pwr. Auth. Elec. Sys. Rev.,
Aaa	4,000	5.25%, 12/1/26, Ser. A, M.B.I.A.		4,246,000
		Metro. Trans. Auth. Rev., Ser. A,
Aaa	1,000	5.25%, 11/15/31, Ser. A, F.G.I.C.		1,077,700
		New York City Mun. Wtr. Fin. Auth., Wtr & Swr. Sys. Rev.,
Aaa	5,000	5.00%, 6/15/29, Ser. B, F.S.A.		5,260,100
		New York St. Envir. Fac. Corp., Poll. Ctrl. Rev.,
Aaa	200	6.90%, 11/15/15, Ser. D		204,704

				10,788,504

		Ohio	2.8%
		Ohio St. Wtr. Dev. Auth. Rev.,
Aaa	2,445	5.50%, 6/1/20, Ser. B, F.S.A.		2,849,305
		Springboro Swr. Sys. Rev.
Aaa	1,045	5.00%, 6/1/26, M.B.I.A.		1,106,143

				3,955,448

		Pennsylvania	2.2%
		Delaware Cnty. Auth. Rev., Elwyn Inc. Proj.,
Aa3	2,000	5.00%, 6/1/21, Ser. A, Radian		2,094,880
		Pennsylvania Economic Dev. Fin. Auth. Res. Recov. Rev.,
Aaa	1,000	4.625%, 12/1/18, Ser. F, A.M.B.A.C.		1,017,560

				3,112,440

		Puerto Rico	0.8%
		Puerto Rico Elec. Auth. Rev.,
Aaa	1,000	5.00%, 7/1/25, Ser. PP, F.G.I.C.		1,066,650

		South Carolina	1.9%
		Berkeley Cnty. Wtr. & Swr. Rev.,
Aaa	1,000	5.25%, 6/1/16, M.B.I.A.		1,100,300
		Spartanburg Waterworks Rev., Jr. Lien.,
Aaa	1,500	5.25%, 6/1/28, F.G.I.C.		1,619,805

				2,720,105

Moody’s Rating (Unaudited)	Principal Amount (000)		Description (a)		Value
			Texas	17.5%
			Bexar Met. Wtr. Dist. Waterworks Sys. Rev.,
Aaa	$2,500		5.00%, 5/1/25, M.B.I.A.		$2,581,975
			Coastal Wtr. Auth. Contract Rev., City Of Houston Proj.,
Aaa	4,000		5.00%, 12/15/25, F.S.A.		4,121,720
			El Paso Wtr. & Swr. Rev.,
Aaa	1,555		5.50%, 3/1/12, Ser. A, F.S.A.		1,726,874
			Harris Cnty. Toll Road Sub. Lien, Gen. Oblig.,
Aa1	1,650		7.00%, 8/15/10, Ser. A		1,920,121
			Houston Ind. Sch. Dist., Gen.Oblig.,
Aaa	1,000		4.50%, 2/15/26, F.S.A.		1,000,680
			Houston Wtr. & Swr. Sys. Rev.,
Aaa	1,500	(b)	5.25%, 12/1/23, Ser. B, F.G.I.C.
			Prerefunded 12/1/10 @ $100		1,642,275
Aaa	3,500	(b)	5.00%, 12/1/28, Ser. A, F.S.A.
			Prerefunded 12/1/09 @ $100		3,751,720
			Lower Colorado River Auth. Rev., Jr. Lien-Fifth Suppl.,
Aaa	1,600	(b)	5.25%, 1/1/15, M.B.I.A.
			Escrowed to maturity		1,790,320
			Lower Colorado River Auth. Rev., Refunding & Impvmnt.,
Aaa	2,000		5.00%, 5/15/31, F.S.A.		2,061,700
			San Antonio Elec. & Gas Rev.,
Aa1	4,000		5.00%, 2/1/18, Ser. A		4,224,960

					24,822,345

			Virginia	2.9%
			Henrico Cnty. Wtr & Swr. Rev.,
Aa2	3,985		5.00%, 5/1/28		4,179,269

			Washington	5.6%
			Energy Northwest Wind Proj. Rev.,
Aaa	1,170		5.00%, 7/1/19, A.M.B.A.C.		1,229,986
Aaa	500		4.75%, 7/1/21, M.B.I.A.		517,635
			King Cnty. Swr. Rev.,
Aaa	2,500		5.00%, 1/1/31, F.G.I.C.		2,588,700
			Seattle Wtr. Sys. Dev. Rev.,
Aaa	1,000		5.00%, 9/1/18, M.B.I.A.		1,071,540
			Washington St. Pub. Pwr. Supply, Nuclear Proj. No. 2 Rev.,
Aaa	2,400		6.00%, 7/1/07, Ser. A		2,534,376

					7,942,237

			Wisconsin	1.6%
			Milwaukee Met. Swr. Dist., Gen. Oblig.,
Aa1	2,000	(b)	5.25%, 10/1/18, Ser. D
			Prerefunded 10/1/13 @ $100		2,218,280

Moody’s Rating (Unaudited)	Principal Amount (000)	Description (a)		Value
		Wyoming	3.2%
		Wyoming St. Farm Loan Brd. Cap. Facs. Rev.,
AA*	$4,000	5.75%, 10/1/20		$4,650,720

		Total long-term investments
		(cost $183,147,388)		203,153,527

	Shares
		SHORT-TERM INVESTMENT	1.2%
		Goldman Sachs Tax Exempt Money Market Fund,
NR	1,721,784	(cost $1,721,784)		1,721,784

		Total Investments	144.1%
		(cost $184,869,172) (c)		204,875,311

	Other assets in excess of liabilities —		1.6%	2,291,496

	Liquidation Value of Remarketed Preferred Stock —		(45.7)%	(65,000,000)

	Net Assets Applicable to Common Stock —		100.0%	$142,166,807

	Net Asset Value per Common Share ($142,166,807 / 8,507,456)			$16.71

*	Standard & Poor rating.
NR	Not rated by Moody’s or Standard & Poor’s.
(a)	The following abbreviations are used in portfolio descriptions to indicate providers of credit support, in whole or in part:
A.M.B.A.C. - American Municipal Bond Assurance Corporation.
F.G.I.C. - Financial Guarantee Insurance Company.
F.H.A. - Federal Housing Authority.
F.S.A. - Financial Security Assurance Inc.
M.B.I.A. - Municipal Bond Insurance Association.
Radian- Radian Asset Assurance Inc.
(b)	Prerefunded and escrowed to maturity issues are secured by escrowed cash, government obligations, or other securities.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2005 was as follows:

Tax Basis of Investment	Appreciation	Depreciation	Net Unrealized Appreciation
$184,475,470	$20,563,995	$164,154	$20,399,841

Item 2 – Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Exhibit 99.CERT- Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DTF Tax-Free Income Inc.

By:	/s/ Nathan I. Partain
Nathan I. Partain
Principal Executive Officer of
DTF Tax-Free Income Inc.

Date:	September 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan I. Partain
Nathan I. Partain
Principal Executive Officer of
DTF Tax-Free Income Inc.

Date:	09/16/05

By:	/s/ Alan M. Meder
Alan M. Meder,
Principal Financial Officer of
DTF Tax-Free Income Inc.

Date:	09/16/05